Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Summary of financial information of the group's VIEs and subsidiaries of VIEs

	As of December 31,
	2021	2022	2022
	RMB’000	RMB’000	US$’000
			Note 2.5(d)
Non-current assets	189,393	198,809	28,825
Current assets	556,527	507,893	73,638
Total assets	745,920	706,702	102,463
Non-current liabilities	1,402,408	1,650,200	239,257
Current liabilities	267,888	512,288	74,275
Total liabilities	1,670,296	2,162,488	313,532

	Year ended December 31,
	2020	2021	2022	2022
	RMB’000	RMB’000	RMB’000	US$’000
				Note 2.5(d)
Revenue	424,485	534,111	641,190	92,964
Loss for the year	(236,102)	(425,411)	(550,429)	(79,805)
Net cash used in operating activities	(196,594)	(405,910)	(227,234)	(32,947)
Net cash used in investing activities	(9,223)	(52,699)	(79,190)	(11,481)
Net cash generated from financing activities	200,767	529,270	321,870	46,667
Net (decrease)/increase in cash and cash equivalents	(5,050)	70,661	15,446	2,239

Summary of property plant and equipment

Instruments and equipment	3-5 years
Office equipment and furniture	3-5 years
Transporting equipment	4 years
Leasehold improvements	shorter of lease period or 3-10 years